UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (141.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	$2,000,000	$2,299,440

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	Baa2	750,000	855,248

			3,154,688
Arizona (2.9%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	1,500,000	1,640,175

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,350,420

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,400,000	2,747,472

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,070,770

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,550,279

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	561,320

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,350,000	1,599,966

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, U.S. Govt. Coll., 6 1/2s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,199,920

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5s, 8/1/32	A-	2,065,000	2,268,692

			14,998,056
California (27.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB+/F	550,000	592,510

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,364,280

Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F-1, U.S. Govt. Coll., 5s, 4/1/39 (Prerefunded 4/1/18)	AA	2,500,000	2,773,225
(Toll Bridge), Ser. S-4, 5s, 4/1/33	AA-	1,200,000	1,341,264

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	787,670

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A	5,000,000	5,042,500
Ser. K, 4 5/8s, 8/1/26	A	2,435,000	2,449,099

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	A-	1,800,000	1,883,232

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5s, 10/1/42	Baa1	500,000	530,900
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/40	A-	650,000	700,902

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	850,000	867,587

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A	1,000,000	1,065,100

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	12,000,000	14,258,273
5 1/2s, 3/1/40	Aa3	7,450,000	8,622,630
5s, 4/1/42	Aa3	4,000,000	4,463,920
5s, 10/1/29	Aa3	3,000,000	3,417,510

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,137,578

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	400,000	436,936

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,845,695
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,643,150

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	1,000,000	1,187,870
Ser. A-1, 6s, 3/1/35	A1	1,600,000	1,897,520
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,575,000	1,709,348
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,273,220

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	1,415,000	1,418,821

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,164,780
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	450,288
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,509,080

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	770,000	770,077

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa2	1,915,000	1,980,416

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,509,358

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6s, 1/15/53	BBB-	1,500,000	1,738,785
zero %, 1/1/28 (Escrowed to maturity)	Aaa	10,000,000	7,022,200

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	1,000,000	811,150
Ser. A-1, 5 1/8s, 6/1/47	B3	3,970,000	3,082,904
Ser. A-1, 5s, 6/1/33	B3	100,000	83,461

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	9,000,000	10,193,220

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5s, 5/15/40	AA	3,500,000	3,936,975
5s, 5/15/30	AA	1,000,000	1,129,640

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	600,000	634,146

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	3,927,600

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	6,453,120

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5s, 9/1/30	BBB+	1,250,000	1,370,700

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 6 5/8s, 8/1/38	BBB/P	500,000	605,695

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	AA-	635,000	718,712

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,682,744

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A	1,350,000	1,486,512

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A	2,110,000	2,255,864

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-	1,670,000	1,754,753

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	4,116,563

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa3	5,000,000	1,707,850
zero %, 7/1/38	Aa3	5,000,000	1,886,900

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	941,010

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	875,000	1,047,821

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65s, 8/1/21	B+/P	400,000	400,652

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	AA-	1,585,000	1,817,773

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	4,000,000	4,327,720

			142,229,209
Colorado (1.7%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	331,523
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	Baa1	600,000	660,246
(Evangelical Lutheran Good Samaritan Society), Ser. A, 5s, 6/1/40	Baa1	1,750,000	1,861,633
(Covenant Retirement Cmntys.), Ser. A, 5s, 12/1/35	BBB+/F	1,000,000	1,058,010
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	Baa1	1,650,000	1,741,526
(Evangelical Lutheran), 5s, 6/1/29 (Prerefunded 6/1/16)	Baa1	850,000	874,557

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	950,000	1,084,007

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,250,000	1,254,863

			8,866,365
Delaware (0.2%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,100,000	1,224,707

			1,224,707
District of Columbia (1.5%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	3,000,000	3,176,670

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,134,120

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,147,020
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,241,535

			7,699,345
Florida (5.2%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A3	3,000,000	3,625,223

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,868,317

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	600,000	635,034

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	1,350,000	1,448,280

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	358,975

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25 (Prerefunded 10/1/16)	Aa2	2,500,000	2,633,325

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,655,070

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,304,710
Ser. A, 5s, 10/1/38	A	2,000,000	2,181,180
5s, 10/1/28	A2	500,000	561,630

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,081,560

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,350,000	1,452,141

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,092,040
(Lifespace Cmntys, Inc.), Ser. C, 5s, 5/15/38	A/F	2,000,000	2,148,680

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,580,940

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	360,000	388,854

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B-/P	385,000	385,227

			26,401,186
Georgia (4.8%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	1,250,000	1,381,213

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	A1	1,550,000	1,740,790
5s, 1/1/33	A1	1,500,000	1,689,330

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,438,430
5s, 11/1/40	Aa3	3,000,000	3,384,360

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,478,034

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care)
Ser. S, 5 1/2s, 8/15/54	AA-	925,000	1,048,127
Ser. B, 5 1/4s, 2/15/45	AA-	6,500,000	7,066,013

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,474,046

			24,700,343
Illinois (12.8%)

Chicago, G.O. Bonds
Ser. A, 5 1/2s, 1/1/39	BBB+	500,000	483,375
Ser. D-05, 5 1/2s, 1/1/37	BBB+	750,000	727,035
Ser. D-05, 5 1/2s, 1/1/34	BBB+	1,000,000	980,670
Ser. A, 5s, 1/1/36	BBB+	3,000,000	2,751,840
Ser. A, 5s, 1/1/34	BBB+	1,250,000	1,155,013

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/35	BBB	2,250,000	2,082,983

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	AA+	500,000	514,845

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	4,000,000	4,557,880
Ser. C, 5 3/8s, 1/1/39	A2	1,250,000	1,368,400
Ser. C, 5 1/4s, 1/1/28	A2	1,320,000	1,498,055
Ser. C, 5 1/4s, 1/1/27	A2	2,125,000	2,426,686

Chicago, Sales Tax Rev. Bonds, 5s, 1/1/34	AAA	1,500,000	1,563,945

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5 1/4s, 12/1/49	AA	3,000,000	3,193,080

Chicago, Waste Wtr. Transmission Rev. Bonds
(2nd Lien), 5s, 1/1/39	A-	1,835,000	1,884,325
Ser. A, NATL, zero %, 1/1/24	AA-	1,600,000	1,104,320

Chicago, Wtr. Wks Rev. Bonds
5s, 11/1/42	A-	645,000	659,093
(2nd Lien), 5s, 11/1/39	A-	1,080,000	1,115,424

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/21	AA	2,000,000	2,269,700

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	3,058,525
(IL Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,706,210
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,784,037
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,216,750
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2	3,775,000	4,138,608

IL State G.O. Bonds
5 1/4s, 2/1/30	A3	1,000,000	1,048,110
5s, 3/1/34	A3	750,000	763,418

IL State Fin. Auth. Rev. Bonds (Lifespace Cmntys, Inc.), Ser. A, 5s, 5/15/35	A/F	1,025,000	1,111,531

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	250,000	273,893

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	931,412

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,550,351
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	128,741
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,340,507
U.S. Govt. Coll., NTAL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	142,171

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	15,000,000	7,897,493

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,822,383

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	AA-	1,870,000	1,263,727

			65,514,536
Indiana (2.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	180,000	209,471

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB-	500,000	537,755
(BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,088,710
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,500,000	1,608,390
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	Aa3	4,000,000	4,228,680

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,375,000	1,489,029
NATL, 5.6s, 11/1/16	AA-	1,550,000	1,637,343

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA	1,000,000	1,171,460

			11,970,838
Kentucky (0.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,000,000	1,128,590

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	290,000	313,093

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/32	A+	1,030,000	1,152,323
5s, 7/1/31	A+	385,000	432,293

			3,026,299
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47(FWC)	Baa1	650,000	691,698

			691,698
Maryland (0.7%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	650,000	756,607

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,990,000	2,167,349

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	503,295

			3,427,251
Massachusetts (7.5%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	2,500,000	2,746,000

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	664,901
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	946,540
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	500,000	553,660
(Loomis Cmntys.), Ser. A, 5 3/4s, 1/1/28	BBB-	1,100,000	1,217,832
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	844,448
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	43,125
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,265,540
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	4,000,000	4,194,560
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	1,540

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,500,000	1,754,175
(Dominion Energy Brayton Point), U.S. Govt. Coll., 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,044,130

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5s, 1/1/27	AA	800,000	881,280
4 3/8s, 1/1/32	AA	1,085,000	1,109,760

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	1,500,000	1,505,145
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	407,632	41
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	1,175,000	1,315,295
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	596,310
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-	700,000	774,228
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,662,425

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,573,170
Ser. SF-169, 4s, 12/1/44	Aa2	970,000	1,037,396
Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	650,000	659,627

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,061,131

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,835,550
5s, 7/1/41	A1	2,590,000	2,860,992

			38,148,801
Michigan (5.9%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	222,425	218,326

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa1	1,000,000	1,200,110

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,425,000	1,544,087

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	567,930

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	2,445,000	2,756,273

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	1,212,575	1,215,546
Ser. H-1, 5s, 10/1/39	AA-	1,575,000	1,740,438
(MidMichigan Oblig. Group), 5s, 6/1/39	A1	1,000,000	1,081,390
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	BBB+	100,000	104,903
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	850,000	894,251

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,954,475
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	2,000,000	2,261,200
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,500,000	4,614,930
(Sparrow Hlth. Oblig. Group), 5s, 11/15/31	A1	390,000	418,353
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5s, 11/15/31 (Prerefunded 11/15/17)	AAA/P	960,000	1,053,341

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,051,481

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,981,337

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47	BB+/F	675,000	689,168
5 1/4s, 6/1/32	BB+/F	320,000	333,370

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	500,676

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	AA-	750,000	775,590

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,280,600

			30,237,775
Minnesota (2.3%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5s, 1/1/32	A	500,000	563,890

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,046,183

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), Ser. A, 5 1/8s, 5/1/30	A1	2,550,000	2,853,348

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group)
U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	3,500,000	3,715,180
Ser. A, 5s, 7/1/33	A2	2,000,000	2,240,340

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35 (Prerefunded 11/15/15)	BBB-	1,150,000	1,168,642

			11,587,583
Mississippi (2.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	1,950,000	1,963,104

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,462,985

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.01s, 12/1/30	VMIG1	5,000,000	5,000,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	2,000,000	2,264,280

			11,690,369
Nebraska (1.0%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	3,000,000	3,303,660

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA/F	925,000	1,037,055

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/39	A1	750,000	824,873

			5,165,588
Nevada (6.9%)

Clark Cnty., Ltd. Tax Bonds, 5s, 6/1/33(T)	AA	28,285,000	30,872,240

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,565,000	1,749,592

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB/P	1,990,000	1,990,000

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	570,000	587,294

			35,199,126
New Jersey (6.4%)

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	500,000	535,740
5s, 6/15/26	Baa1	500,000	541,565

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,396,119
Ser. B, 5.6s, 11/1/34	A1	500,000	555,370

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5 1/4s, 7/1/37	Baa2	1,000,000	1,048,740
5 1/4s, 7/1/27	Baa2	500,000	528,005

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,821,150

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,750,000	3,063,473
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,555,020
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	5,099,800

NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5 1/4s, 12/15/22	A3	1,500,000	1,639,455
(Trans. Syst.), Ser. A, zero %, 12/15/30	A3	10,000,000	4,586,000

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B3	2,000,000	1,500,200
4 3/4s, 6/1/34	B3	3,000,000	2,238,480

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,471,028

			32,580,145
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	1,460,000	1,460,715

			1,460,715
New York (9.0%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	374,003

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	AA-	2,000,000	2,224,820

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B+/P	2,000,000	2,140,120
(British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	703,493

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,449,500

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,207,800

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,502,055

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/43	AAA	4,000,000	4,485,680

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,123,010

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,800,000	1,969,848

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,709,042

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	6,000,000	6,018,720

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	AA-	6,000,000	6,022,980

			45,931,071
North Carolina (0.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	A-	1,000,000	1,189,810

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	871,461
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,036,230

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	886,984

			3,984,485
Ohio (7.1%)

American Muni. Pwr., Inc. Rev. Bonds (Prairie State Energy Campus)
5 1/4s, 2/15/43	A1	60,000	64,337
U.S. Govt. Coll., 5 1/4s, 2/15/43 (Prerefunded 2/15/18)	AAA/P	940,000	1,042,460

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	2,225,000	1,873,940
Ser. A-2, 5 7/8s, 6/1/30	B-	1,450,000	1,194,902
Ser. A-2, 5 3/4s, 6/1/34	B-	5,325,000	4,225,388

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A3	2,500,000	2,521,850

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,125,000	1,232,539

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	2,000,000	2,209,260

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43 (Prerefunded 8/15/18)	A3	3,100,000	3,445,123

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,212,500

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	5,000,000	5,370,200

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,125,000	1,228,714

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	225,000	256,606
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	950,000	1,086,192
5s, 2/15/48	A1	1,250,000	1,362,763

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,089,000

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	625,000	667,606
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	120,000	124,872

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5s, 7/1/33	A	500,000	542,595
5s, 7/1/32	A	250,000	272,083

			36,100,146
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	1,970,000	2,160,302

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F	1,040,000	1,063,265

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	AA-	1,250,000	1,445,625

			4,669,192
Pennsylvania (5.1%)

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,000,000	1,154,020

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+/F	565,000	578,600

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	1,200,000	1,305,036
5s, 1/1/31	A	2,500,000	2,843,100

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB-	725,000	779,774

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,086,160

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,089,290

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,367,488

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,078,550

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	500,000	530,220
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,247,890
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,383,043
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	914,051

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Co. Area Cmnty. College), BAM, 5s, 6/15/32	AA	2,030,000	2,228,493

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	1,200,000	1,319,016
Ser. A, 5s, 12/1/38	A1	1,000,000	1,108,320
zero %, 12/1/34	A2	1,925,000	1,527,372

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	1,402,141	14

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,330,632

			25,871,069
Puerto Rico (0.5%)

Cmnwlth. of PR, G.O. Bonds, Ser. A
5 1/2s, 7/1/39	Caa3	1,000,000	627,500
5 1/8s, 7/1/37	Caa3	1,000,000	620,000

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	CCC-	1,500,000	585,000
AMBAC, zero %, 8/1/47	Caa3	8,500,000	933,130

			2,765,630
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	1,750,000	1,749,878

			1,749,878
South Carolina (2.2%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,533,310
Ser. A, 5 1/2s, 12/1/54	AA-	3,000,000	3,357,600
Ser. A, 5s, 12/1/55	AA-	2,000,000	2,147,560
Ser. A, 5s, 12/1/50	AA-	2,000,000	2,171,180

			11,209,650
Tennessee (0.8%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,881,871

			3,881,871
Texas (15.4%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,299,465

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	442,656

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,081,221

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	425,000	461,635

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,247,640

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5s, 12/1/33(T)	AA+	26,000,000	28,768,409

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	3,000,000	3,386,520

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,400,000	1,522,948

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	800,000	849,368

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,707,345

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	1,750,000	1,892,730

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5s, 11/1/35(FWC)	A1	1,000,000	1,107,790

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5s, 5/15/40	A	500,000	553,760

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,500,000	1,574,790

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	502,525
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5s, 4/1/47	Baa3	1,000,000	1,026,920
(Collegiate Hsg.-College Station I, LLC), AGM, 5s, 4/1/46	AA	2,100,000	2,252,250

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	454,020

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A2	4,000,000	4,893,360
(1st Tier), Ser. A, 6s, 1/1/25	A2	160,000	177,429
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	1,140,000	1,281,531
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A3	2,000,000	2,236,400
Ser. D, AGO, zero %, 1/1/28	AA	7,800,000	4,877,808

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	282,000	1,551
Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	814,000	4,477

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,300,000	1,349,244

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,154,549

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5s, 10/1/44	Aaa	1,000,000	1,133,350

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,636,695

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A3	2,500,000	2,696,275

			78,574,661
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,400,000	1,403,990

			1,403,990
Virginia (0.5%)

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,424,240

			2,424,240
Washington (2.1%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,778,865

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40(FWC)	A1	875,000	951,256

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	2,125,000	2,343,960

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,442,580

			10,516,661
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,450,000	3,556,019

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	935,000	968,623

			4,524,642
Wisconsin (1.2%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	380,779

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,909,475

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,500,000	1,788,285
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	814,643
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	430,000	462,327

			6,355,509
Wyoming (0.9%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,311,880

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,037,780
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,094,140

			4,443,800
TOTAL INVESTMENTS

Total investments (cost $664,810,740)(b)			$724,381,118

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $510,495,961.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $664,533,977, resulting in gross unrealized appreciation and depreciation of $65,330,903 and $5,483,762, respectively, or net unrealized appreciation of $59,847,141.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $50,969,216 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	22.1%
	Transportation	21.5
	Healthcare	21.1
	Local debt	13.4
	Tax bonds	12.4
	Prerefunded	12.0
	State debt	11.5
	Education	10.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $92,771,276 were held by the TOB trust and served as collateral for $41,802,060 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $8,255 for these investments based on an average interest rate of 0.06%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$724,294,805	$86,313

Totals by level	$—	$724,294,805	$86,313

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015